Related-Party Transactions - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended		9 Months Ended	12 Months Ended			3 Months Ended		9 Months Ended
	Nov. 30, 2013 acre	Dec. 31, 2012 acre	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013
Related Party Transaction [Line Items]
Land purchased	18.3	17.6			17.6
Purchase cost of land	$ 4.8	$ 2.3
2022 Note [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate				10.00%
Debt instrument maturity date			Apr. 03, 2022	Apr. 03, 2022
Chief Sales Officer [Member]
Related Party Transaction [Line Items]
General partnership ownership interest in related party, percentage			0.01%	0.01%			0.01%
Limited partnership interest in related party, percentage			10.49%	10.49%			10.49%
Payments for rent				0.3	0.3	0.3
Chief Sales Officer [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Payments for rent							0.1	0.1
Chief Sales Officer [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Payments for rent			0.2						0.2
Former Employee [Member]
Related Party Transaction [Line Items]
Number of incentive units purchased			2,605	2,605
Purchase price per incentive unit			260	260
Incentive units purchased			0.7	0.7
Kilpatrick Partners, L.L.C [Member]
Related Party Transaction [Line Items]
Land purchased	18.3	17.6			17.6
Purchase cost of land	4.8	2.3
WCAS Capital Partners IV, L.P., [Member] | 2022 Note [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate				10.00%
Debt instrument maturity date				Apr. 03, 2022
Welsh, Carson,Anderson & Stowe, L.P. and certain of their affiliates [Member]
Related Party Transaction [Line Items]
Due to affiliate		$ 0.1		0.1	$ 0.1